Employee Benefit Plans (The Weighted-Average Assumptions Used To Determine Projected Benefit Obligations) (Details)	Mar. 31, 2011	Mar. 31, 2010
Employee Benefit Plans
Discount rate	2.10%	2.20%
Rate of increase in compensation levels	2.50%	2.50%